                       Securities Act File No. 333-44193
               Investment Company Act of 1940 File No. 811-08605

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

     POST-EFFECTIVE AMENDMENT NO. 5                                   /X/

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

     AMENDMENT NO. 7                                                  /X/

                           PBHG ADVISOR FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)

                              825 Duportail Road
                          Wayne, Pennsylvania  19087
                 Registrant's Telephone Number (610) 647-4100
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                               Harold J. Baxter
                              825 Duportail Road
                          Wayne, Pennsylvania  19087
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:

William H. Rheiner, Esq.                       John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll, LLP         Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                 825 Duportail Road
Philadelphia, PA  19103-7599                   Wayne, PA  19087
(215) 864-8600                                 (610) 578-1206

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
     [_]  Immediately upon filing pursuant to Paragraph (b)
     [_]  on February 16, 1999 pursuant to Paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(1)

     [_]  on (date) pursuant to paragraph (a) (1)
     [_]  75 days after filing pursuant to Paragraph (a)(2)
     [_]  on (date) pursuant to Paragraph (a)(2) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                             UAM FUNDS
                                             Funds for the Informed Investor(SM)



                              THE ANALYTIC FUNDS

                       INSTITUTIONAL CLASS PROSPECTUS             APRIL __, 1999



                                 Analytic Enhanced Equity Fund
                                 Analytic Defensive Equity Fund
                                 Analytic Master Fixed Income Fund
                                 Analytic Short-Term Government Fund



                                                                    UAM



     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

PORTFOLIO SUMMARY .................................................  1
     WHAT ARE THE OBJECTIVES OF THE FUNDS? ........................  1
     WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS? ...  1
     WHAT ARE THE PRINCIPAL RISKS OF THE FUNDS? ...................  2
     HOW HAVE THE FUNDS PERFORMED? ................................  3
     WHAT ARE THE FEES AND EXPENSES OF THE FUNDS? .................  3

INVESTING WITH THE UAM FUNDS ......................................  5
     BUYING SHARES ................................................  5
     REDEEMING SHARES .............................................  6
     EXCHANGING SHARES ............................................  7
     TRANSACTION POLICIES .........................................  7

ACCOUNT POLICIES ..................................................  10
     SMALL ACCOUNTS ...............................................  10
     DISTRIBUTIONS ................................................  10
     FEDERAL TAXES ................................................  10

FUND DETAILS ......................................................  12
     PRINCIPAL INVESTMENTS AND RISKS OF THE FUNDS .................  12
     OTHER INVESTMENT PRACTICES AND STRATEGIES ....................  15
     YEAR 2000 ....................................................  16
     INVESTMENT MANAGEMENT ........................................  17
     SHAREHOLDER SERVICING ARRANGEMENTS ...........................  19

FINANCIAL HIGHLIGHTS ..............................................  20

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------


 WHAT ARE THE OBJECTIVES OF THE FUNDS?
--------------------------------------------------------------------------------

     Listed below are the investment objectives of the Analytic Funds (the "Funds"). The Analytic Funds cannot guarantee they will meet their investment objectives. A Fund may not change its investment objective without shareholder approval.

ANALYTIC ENHANCED EQUITY FUND
     The Analytic Enhanced Equity Fund seeks above average total returns through investments in equity securities.

ANALYTIC DEFENSIVE EQUITY FUND
     The Analytic Defensive Equity Fund seeks to obtain a greater long-term total return and smaller fluctuations in quarterly total return from a diversified, hedged common stock portfolio than would be realized from the same portfolio unhedged.

ANALYTIC MASTER FIXED INCOME FUND
     The Analytic Master Fixed Income Fund seeks above average total returns through investments in a diversified bond portfolio consisting primarily of U.S. government, corporate, and mortgage-related fixed income securities.

ANALYTIC SHORT-TERM GOVERNMENT FUND
     The Analytic Short-Term Government Fund seeks to provide a high level of income consistent with both low fluctuations in market value and low credit risk.

 WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS?
--------------------------------------------------------------------------------
     The following is a brief description of the principal investment strategies of the Funds. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE FUNDS."

ANALYTIC ENHANCED EQUITY FUND
     The Analytic Enhanced Equity Fund invests primarily in publicly traded equity securities of corporations whose securities are traded in the U.S. While the Fund may invest in companies of any size, it anticipates that it will usually invest in medium to large companies (typically $2 billion or higher).

ANALYTIC DEFENSIVE EQUITY FUND
     The Analytic Defensive Equity Fund invests primarily in common stocks on which options are traded on national securities exchanges and in securities convertible into common stocks. The Fund may also use various strategies, including futures and options, to hedge its investments. By combining stocks and options, the Fund generally intends to create a well diversified and significantly hedged portfolio.

ANALYTIC MASTER FIXED INCOME FUND
     The Analytic Master Fixed Income Fund normally invests at least 65% of its assets in high-grade debt securities. The Fund expects its weighted average duration to range between three and ten years.

ANALYTIC SHORT-TERM GOVERNMENT FUND
     The Analytic Short-Term Government Fund normally invests at least 80% of its total assets in U.S. government securities. The Fund expects to maintain a dollar weighted average maturity and weighted average duration of one to three years.

 WHAT ARE THE PRINCIPAL RISKS OF THE FUNDS?
 -------------------------------------------------------------------------------
     The following is a summary of the principal risks associated with investing in the Funds. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE FUNDS."

RISKS COMMON TO ALL MUTUAL FUNDS
     At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in any mutual fund because:

 .    The value of the investments it owns changes, sometimes rapidly and unpredictably.

 .    The mutual fund is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

 .    Unforeseen occurrences in the securities markets negatively affect the mutual fund.

ANALYTIC ENHANCED EQUITY FUND
     Since this Fund invests mainly in equity securities, their principal risks are those of investing in equity securities, which may include sudden, unpredictable drops in value or long periods of decline in value. Equity securities may lose value because of factors affecting the securities markets generally, an entire industry or a particular company.

     For the limited purpose of gaining exposure to the equity markets when the Fund is holding cash, the Fund invests in derivatives, which may be volatile and may magnify a Fund's gains or losses, causing it to make or lose substantially more money than it invested.

ANALYTIC DEFENSIVE EQUITY FUND
     Since this Fund invests mainly in equity securities, their principal risks are those of investing in equity securities, which may include sudden, unpredictable drops in value or long periods of decline in value. Equity securities may lose value because of factors affecting the securities markets generally, an entire industry or a particular company.

     Primarily for hedging purposes, this Fund invests in derivatives, which may be volatile and may magnify a Fund's gains or losses, causing it to make or lose substantially more money than it invested.

ANALYTIC MASTER FIXED INCOME AND SHORT-TERM GOVERNMENT FUNDS
     Since the Funds invest in debt securities, the value of their investments could fall because:

 .    Of market conditions and economic and political events.

 .    Interest rates rise, which tends to cause the value of debt securities to fall.

 .    A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.


 HOW HAVE THE FUNDS PERFORMED?
--------------------------------------------------------------------------------

     The bar charts and tables below illustrate how the performance of the Funds has varied from year to year. The following bar charts show the investment returns of each Fund since its inception. The table following each bar chart compares each Fund's average annual returns for the periods indicated to those of a broad-based securities market index. Past performance does not guarantee future results.

     [INSERT TABLES AND BAR GRAPHS]



 WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE ASSETS OF A
FUND)

     This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. This table is presented in the format required by the Securities and Exchange Commission (SEC) and may not reflect the actual expenses you would have paid as a shareholder in the Funds.

                     Analytic       Analytic     Analytic Master    Analytic Short-
                     Enhanced      Defensive      Fixed Income           Term
                   Equity Fund    Equity Fund         Fund         Government Fund
-----------------------------------------------------------------------------------
Management Fees        ___%           ___%             ___%              ___%
-----------------------------------------------------------------------------------
Other Expenses         ___%           ___%             ___%              ___%
-----------------------------------------------------------------------------------
Total Expenses*        ___%           ___%             ___%              ___%

     * ACTUAL FEES AND EXPENSES. For each Fund, the ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the Fund. Due to certain expense limits by the adviser and expense offsets for each Fund, investors in the Funds actually paid the following total operating expenses during the fiscal year ended December 31.

                       Analytic            Analytic        Analytic Master         Analytic
                       Enhanced           Defensive       Fixed Income Fund       Short-Term
                     Equity Fund         Equity Fund                           Government Fund
-------------------------------------------------------------------------------------------------
Actual Expenses
-------------------------------------------------------------------------------------------------

The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Fund.

     EXAMPLE

     This example can help you to compare the cost of investing in these Funds to the cost of investing in other mutual funds. The example assumes you invest $10,000 in a Fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total operating expenses stated above throughout the period of your investment.

     The example reflects the gross expense ratios of the Funds and not the actual fees and expenses of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------
Analytic Enhanced Equity Fund
-------------------------------------------------------------------------
Analytic Defensive Equity Fund
-------------------------------------------------------------------------
Analytic Master Fixed Income Fund
-------------------------------------------------------------------------
Analytic Short-Term Government Fund
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTING WITH THE UAM FUNDS
--------------------------------------------------------------------------------


BUYING SHARES
--------------------------------------------------------------------------------


           To open an account            To buy more shares
================================================================================
By Mail    Send a check or money         Send a check and, if
           order and your account        possible, the "Invest by
           application to the UAM        Mail" stub that
           Funds.  Make checks           accompanied your
           payable to "UAM Funds"        statement to the UAM
           (the UAM Funds will not       Funds.  Be sure your check
           accept third-party checks).   identifies clearly your
                                         name, account number and
                                         the Fund into which you
                                         want to invest.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081

--------------------------------------------------------------------------------
By Wire    Call the UAM Funds for        Call the UAM Funds to get
           an account number and         a wire control number and
           wire control number and       wire your money to the
           then send your completed      UAM Funds.
           account application to the
           UAM Funds.
                              Wiring Instructions
                             United Missouri Bank
                              ABA #101000695
                               UAM Funds
                            DDA Acct. #9870964163
                        Ref:  Fund name/account number/
                        account name/wire control number

                     The minimum amount for a wire is $__________.

By Automatic Investment    Not Available            To set up a plan, mail a
 Plan (VIA ACH)                                     completed application to
                                                    the UAM Funds.  To
                                                    cancel or change a plan,
                                                    write to the UAM Funds.
                                                    Allow up to 15 days to
                                                    create the plan and 3 days
                                                    to cancel or change it.

                                  The minimum amount for an ACH
                                  transaction is $________.  The
                                  maximum amount is $________.

--------------------------------------------------------------------------------
Minimum Investments        $2,500 --- regular accounts         $100
                           $500 --- IRAs
                           $250 --- spousal IRAs
--------------------------------------------------------------------------------

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

--------------------------------------------------------------------------------

REDEEMING SHARES
--------------------------------------------------------------------------------

By Mail Send a letter signed by all registered parties on the account to UAM Funds specifying the Fund, the account number and the dollar amount or number of shares you wish to redeem. Certain shareholders may have to include additional documents. Send correspondence to: UAM Funds, PO Box 419081, Kansas City, MO 64141-6081.

--------------------------------------------------------------------------------

By Telephone                            You must first establish the telephone
                                        redemption privilege (and, if desired,
                                        the wire redemption privilege) by
                                        completing the appropriate sections of
                                        the account application.

                                        Call 1-877-UAM-Link to redeem your
                                        shares. Based on your instructions, the
                                        UAM Funds will mail your proceeds to you or wire them to your bank.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Systematic Withdrawal Plan           If your account balance is at least
(Via ACH)                               $10,000, you may transfer as little as
                                        $100 per month from your UAM account to
                                        your financial institution.

                                        To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
--------------------------------------------------------------------------------
     At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, read the prospectus of the UAM Fund for which you want to exchange, which you may obtain from the UAM Funds. You may not exchange shares represented by certificates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE

     You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives your order. The Funds calculate their NAVs as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

     Securities that are traded on foreign exchanges may trade on days when a Fund does not price its shares. Consequently, the value of the Funds may change on days when you are unable to purchase or redeem shares of the Funds.

     BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

     You may buy, exchange or redeem shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

     Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the

     UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

CALCULATING NAV

     The UAM Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

IN-KIND TRANSACTIONS

     Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a UAM Fund with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

PAYMENT OF REDEMPTION PROCEEDS

     The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days. You may avoid these delays by paying for shares with a certified check, bank check or money order.

SIGNATURE GUARANTEE

     You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that registered on the account, or (2) you request a transfer of your shares.

     You may obtain a signature guarantee from most banks, savings institutions, securities dealers, national securities exchanges, registered securities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

TELEPHONE TRANSACTIONS

     The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

RIGHTS RESERVED BY THE UAM FUNDS

     PURCHASES

     At any time and without notice, the UAM Funds may:

     .    Stop offering shares of a Fund.

     .    Reject any purchase order.

     . Bar an investor engaged in a pattern of excessive trading from buying shares of any Fund. (Excessive trading can hurt the performance of a Fund by disrupting its management and by increasing its expenses.)

     REDEMPTIONS

     The UAM Funds may suspend your right to redeem if:

     . An emergency exists and a Fund cannot dispose of its investments or fairly determine their value.

     .    Trading on the NYSE is restricted.

     .    The SEC tells the UAM Funds to delay redemptions.

     At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail.

     EXCHANGES

     The UAM Funds may:

     . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

     .    Reject any request for an exchange.

     . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

SMALL ACCOUNTS
--------------------------------------------------------------------------------

     The UAM Funds may redeem your shares without your permission (but only after providing you with 60 days' written notice of the proposed redemption) if the value of your account falls below 50% of the required minimum initial investment, but not because of a drop in the value of your shares caused by market fluctuations. This provision does not apply to retirement accounts and certain other accounts.

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Normally, the Analytic Enhanced Equity and Defensive Equity Funds distribute their net investment income quarterly. The Analytic Master Fixed Income and Short-Term Government Funds accrue dividends daily and pay them monthly to shareholders. In addition, the Funds distribute any net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
--------------------------------------------------------------------------------

     The following is a summary of the federal income tax consequences of investing in these Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.

TAXES ON DISTRIBUTIONS

     The distributions of the Funds will generally be taxable to shareholders as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided.

TAXES ON EXCHANGES AND REDEMPTIONS

     When you redeem or exchange shares in any Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable, but they may be taxable at some time in the future.

     To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Funds received from sources in foreign countries. The Funds may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

BACKUP WITHHOLDING

     By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

--------------------------------------------------------------------------------
FUND DETAILS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENTS AND RISKS OF THE FUNDS
--------------------------------------------------------------------------------

     The following is a brief description of the principal investment strategies the Analytic Funds may employ in seeking their objectives. This discussion is in addition to the discussion set forth in the "PORTFOLIO SUMMARY." For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on each Fund's recent strategies and holdings in the annual report. Each Fund may change these strategies without shareholder approval.

ANALYTIC ENHANCED EQUITY FUND

     The Fund will normally invest at least 65% of its total assets in equity securities of corporations whose securities are traded in the U.S. The Fund may also selectively use options and futures to gain exposure to the equity markets when it holds cash balances. While the Fund may invest in companies of any size, it anticipates that it will usually invest in medium to large companies (typically $2 billion or higher).

     EQUITY SECURITIES

     Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

     Equity securities may lose value because of factors affecting the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor performance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to that company, such as decisions made by its management.

     DERIVATIVES

     The ability of the Fund to achieve its objectives through the use of derivatives depends on the degree to which interest rates correlate with price movements in the relevant securities. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the prices of the futures and options it purchased or sold.

     The lack of a liquid secondary market for a futures contract or option may prevent the Fund from closing futures positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since futures and options transactions involve a high degree of leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund. The Fund also may lose more than it originally invested in the derivative.

     The development of investment techniques and the management of individual portfolios for institutions have given the adviser substantial experience in carrying out this investment strategy.

ANALYTIC DEFENSIVE EQUITY FUND

     The Fund attempts to create a well diversified and significantly hedged portfolio using a combination of stocks, debt securities and options. The Fund normally invests at least 65% of its total assets, and at least 80% of its total assets (taken at current value) excluding cash, cash equivalents and U.S. government securities, in:

     . dividend paying common stocks that one or more exchanges has approved as underlying securities for listed call or put options.

     .    securities that are convertible into common stocks.

     The Fund will buy and sell futures and options on stocks, interest rates and indices to hedge the values of its securities or securities which it intends to purchase against changes resulting from market conditions. Because the Fund invests in equity securities, see the discussion of this topic under "PRINCIPAL INVESTMENTS AND RISKS OF THE FUNDS --ANALYTIC ENHANCED EQUITY FUND."

     Typically, the Fund remains diversified across all industries represented in the Standard & Poor's 500 Index with similar industry weightings. Total return will be obtained from the following sources:

     .    net realized capital gains, if any.
     .    net changes in unrealized capital appreciation, if any.
     .    dividends received on the securities in the Fund's portfolio.
     . interest income from money market instruments, U.S. government securities, convertible securities, and short sales.
     .    net profits, if any, from closing purchase or closing sale transactions.
     .    premiums from expired options.

     DERIVATIVES

     The ability of the Fund to hedge its securities through derivatives depends on the degree to which interest rates correlate with price movements in the relevant securities. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the prices of the futures and options it purchased or sold.

     The lack of a liquid secondary market for a futures contract or option may prevent the Fund from closing futures positions and could adversely impact its ability to hedge its investments and to realize profits or limit losses.

     Since futures and options transactions involve a high degree of leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund. The Fund also may lose more than it originally invested in the derivative.

     The development of hedging techniques and the management of individual portfolios for institutions have given the adviser substantial experience in carrying out this investment strategy.


ANALYTIC MASTER FIXED INCOME FUND

     The Fund invests primarily in U.S. Treasury, U.S. government, and U.S. dollar denominated high grade securities, including mortgage-related securities. The adviser expects weighted average duration of the Fund to range between three and ten years. Normally, the Analytic Master Fixed Income Fund will invest at least 65% of its total assets in debt securities.

     DEBT SECURITIES

     A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by the corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), commercial paper and certificates of deposit.

     The concept of duration is useful in assessing the sensitivity of an income fund to interest rate movements, which are the main source of risk for almost all income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more affected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mortgage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a Fund by shortening or lengthening its average maturity and, thus, reducing its effective duration. The unexpected timing of mortgage-backed and asset-backed prepayments caused by changes in interest rates may also cause the Fund to reinvest its assets at lower rates, reducing the yield of the Fund.

     The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is purchased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

ANALYTIC SHORT-TERM GOVERNMENT FUND

     To minimize credit risk, the Fund will normally invest at least 80% of its total assets in U.S. government securities. To minimize fluctuations in market value, the Fund normally expects to maintain a dollar weighted average maturity and weighted average duration between one and three years. Because the Fund invests in debt securities, see the discussion of this topic under "PRINCIPAL INVESTMENTS AND RISKS OF THE FUNDS -- ANALYTIC MASTER FIXED INCOME FUND."

OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------

     As described below, the Funds may invest in foreign securities and may deviate from their investment strategies from time to time. In addition, they may employ investment practices that are not described in this prospectus, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning the risks associated with these investment practices, you should read the SAI.

FOREIGN SECURITIES

     Each Fund may invest up to 20% in foreign securities. Foreign securities can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions.

SHORT-TERM INVESTING

     At times, the adviser may decide to suspend the normal investment activities of a Fund by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a defensive position to reduce changes in the value of a Fund's shares that may result from adverse market, economic, political or other developments.

     When the adviser pursues a defensive strategy, a Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent a Fund from achieving its stated objectives.

YEAR 2000
--------------------------------------------------------------------------------

     Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Consequently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

     The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any Fund related year 2000-related computer problems. They are actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date. They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

        Analytic Investors, a California corporation located at 700 South Flower St., Suite 2400, Los Angeles, CA 90017, is the investment adviser to each of the Funds. The adviser manages and supervises the investment of each Fund's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long term investors. The adviser serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies.

        Set forth in the table below are the management fees the Funds paid to the adviser during the fiscal year ended December 31, 1998, expressed as a percentage of average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of each Fund to the amounts listed in the table below. To maintain these expense limits, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the Funds. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Fund.

                      Analytic Enhanced    Analytic Defensive     Analytic Master     Analytic Short-Term
                         Equity Fund          Equity Fund        Fixed Income Fund      Government Fund
===========================================================================================================
 Management fees            ---%                 ---%                   ---%                  ---%
-----------------------------------------------------------------------------------------------------------
 Expenses Limit             ---%                 ---%                   ---%                  ---%
-----------------------------------------------------------------------------------------------------------

     Prior to March 31, 1999, Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") was the Funds' investment adviser, and Analytic Investors was the Funds' sub-adviser. Pilgrim Baxter was paid at the same rate as Analytic Investors is currently paid.

PORTFOLIO MANAGERS

     Listed below are the investment professionals of the Adviser who are primarily responsible for the day-to day management of the Funds and a description of their business experience during the past five years.

       Analytic Enhanced Equity Fund & Defensive Equity Fund

       NAME AND TITLE              EXPERIENCE
     ===========================================================================

       Harindra de Silva           Dr. de Silva has served as President of
       President                   Analytic Investors, Inc. from April 1998 to
                                   present. He formerly was Managing Director of
                                   Analytic Investors, Inc. from October 1996 to
                                   April 1998. He initially joined Analytic
                                   Investors, Inc. in May 1995 as Director of
                                   Research. Concurrently, he serves as
                                   President of Analytic/TSA Investors, Inc.
                                   Formerly he was Managing Director of
                                   Analytic/TSA Investors, Inc. from October
                                   1997 to April 1998. Concurrently, he serves
                                   as Director to Analytic US Market Neutral,
                                   Ltd. from January 1999 to present. He served
                                   as President of the Analytic Optioned Equity
                                   Fund from April 1997 to August 1998. He
                                   served as Principal of Analysis Group
                                   (Economic Management Consultant) from April
                                   1986 to March 1998; President of AG Risk
                                   Management (Investment Management Consultant)
                                   from May 1993 to March 1998; and President of
                                   Analytic Series Fund from April 1997 to July
                                   1998.
     ---------------------------------------------------------------------------
       Dennis M. Bein              Mr. Bein serves as Portfolio Manager of
       Portfolio Manager           Analytic Investors, Inc. from 1995 to
                                   present. He concurrently served as Senior
                                   Associate, Analysis Group, Inc. (Economic
                                   Management Consultant) from 1990 to 1998.
     ---------------------------------------------------------------------------


       Analytic Short-Term Government Fund & Master Fixed Income Fund

       NAME AND TITLE              EXPERIENCE
     ===========================================================================

       Greg McMurran               Mr. McMurran serves as Chief Investment
       Chief Investment Officer    Officer of Analytic Investors from January
                                   1998 to present. He formerly was Director and
                                   Portfolio Manager from February 1996 to
                                   January 1998. Concurrently he serves as Chief
                                   Investment Officer of Analytic/TSA Investors,
                                   Inc. from October 1997 to present. From
                                   October 1976 to February 1996, Mr. McMurran
                                   was Senior Vice President and Senior
                                   Portfolio Manager of Analytic Investment
                                   Management.
     ---------------------------------------------------------------------------

       Bob Bannon                  Mr. Bannon serves as Managing Director of
       Managing Director           Analytic Investors, Inc. from October 1996 to
                                   present. He was Director of Research from
                                   February 1996 to October 1996. Concurrently,
                                   he serves as Managing Director of
                                   Analytic/TSA Investors, Inc. from October
                                   1997 to present. From 1995 to January 1996,
                                   Mr. Bannon was Senior Vice President and
                                   Senior Investment Strategist of TSA Capital
                                   Management (Investment Advisor). Formerly, he
                                   served as a Senior Bond Strategist with
                                   I.D.E.A., Inc. (Fixed Income Strategy
                                   Advisor) from May 1992 to April 1995 and a
                                   Lecturer at the University of California,
                                   Santa Cruz.
     ---------------------------------------------------------------------------
       Scott Barker                Mr. Barker serves as Portfolio Manager of
       Portfolio Manager           Analytic Investors, Inc. from 1995 to
                                   present. He concurrently served as Research
                                   Analyst, Analysis Group, Inc. (Economic
                                   Management Consultant) from 1993 to 1998.
     ---------------------------------------------------------------------------


SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING

     Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds. These fees may include transaction fees and/or service fees paid by the UAM Funds from their assets attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any additional or different purchase or redemption conditions. You should consult your service agent for information regarding these fees and conditions.

     The adviser may pay its affiliated companies for referring investors to the Funds. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Funds.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the financial performance of the Funds. The financial highlights table comes from the financial statements of each Fund and reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). PricewaterhouseCoopers LLP has audited the financial statements of the Funds. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the Funds, which is available upon request.

[INSERT FINANCIAL DATA]

THE ANALYTIC FUNDS

   For investors who want more information about the Analytic Funds, the following documents are available upon request.

ANNUAL REPORTS

   The annual report of the Analytic Funds provides additional information about their investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the Analytic Funds during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

   The SAI contains additional detailed information about the Analytic Funds and is incorporated by reference into (legally part of) this prospectus.

   Investors can receive free copies of these materials, request other information about the Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)

   You can review, for a fee, the reports of the Funds and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

   The Funds' Investment Company Act of 1940 file number is 811-08605.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)






                              THE ANALYTIC FUNDS
                         Analytic Enhanced Equity Fund
                        Analytic Defensive Equity Fund
                       Analytic Master Fixed Income Fund
                      Analytic Short-Term Government Fund

                          Institutional Class Shares

                      Statement of Additional Information
                                April __, 1999











This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the Prospectus of The Analytic Funds dated April __, 1999. You may obtain a Prospectus by contacting the UAM Funds at the address listed above.

                               TABLE OF CONTENTS

Definitions...............................................................  1

The Company...............................................................  1

Description of Permitted Investments......................................  1
     Securities Index Futures Contracts...................................  4
     Writing Call Options.................................................  4
     Writing Put Options..................................................  5
     Purchasing Put and Call Options......................................  5
     Securities Index Options.............................................  5
     Over-the-counter Options.............................................  6
     Limitations on Purchase and Sale of Futures Contracts and Options....  6
     Futures..............................................................  6
     Options..............................................................  7

Investment Limitations....................................................  8

Management of the Company................................................. 11

Code of Ethics............................................................ 11

Principal Holders of Securities........................................... 11

Investment Advisory and Other Services.................................... 12
     Investment Adviser................................................... 12
     Distributor.......................................................... 16
     Administrative Services.............................................. 16
     Custodian............................................................ 18
     Independent Public Accountant........................................ 18

Brokerage Allocation and Other Practices.................................. 19
     Selection of Brokers................................................. 19
     Simultaneous Transactions............................................ 19
     Brokerage Commissions................................................ 19

Capital Stock and Other Securities........................................ 19
     Dividends and Capital Gains Distributions............................ 20

Purchase, Redemption,  and Pricing of Shares.............................. 20
     Purchase of Shares................................................... 20
     Redemption of Shares................................................. 21
     Exchange Privilege................................................... 23
     Transfer of Shares................................................... 23

     Valuation of Shares.................................................. 23

Performance Calculations.................................................. 24
     Total Return......................................................... 24
     Yield................................................................ 25
     Comparisons.......................................................... 26

Taxes..................................................................... 26

Expenses.................................................................. 27
Financial Statements...................................................... 27

Definitions

     The "Company" is UAM Funds, Inc. II

     The term "Adviser" means Analytic Investors, Inc., investment adviser of the Analytic Funds.

     UAM is United Asset Management Corporation.

     UAMFSI is UAM Fund Services, Inc., the Company's administrator[, transfer agent, and shareholder-servicing agent].

     UAMFDI is UAM Fund Distributors, Inc., the Company's distributor.

     UAMSSC is UAM Fund Shareholder Servicing Center, the Company's sub-shareholder-servicing agent.

     [CGFSC is Chase Global Funds Service Company, the Company's sub-administrator.]

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds, Inc. II, UAM Funds Trust, UAM Funds Trust II and all of their portfolios.

     The term "Funds" is used to refer to The Analytic Funds as a group, while "Fund" refers to a single Analytic Fund.

     The terms "board" and "governing board" refer to the Company's Board of Directors as a group, while "board member" refers to a single member of the board.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

     All other defined terms, which are not otherwise defined in this SAI, have the same meaning in the SAI as they do in the prospectus of The Analytic Funds.

The Company

This Statement of Additional Information relates to the Company and each of the Funds listed on the first page of this Statement of Additional Information.
Each Fund is a separate series of the Company, which was organized under the name "PBHG Advisor Funds, Inc." as a Maryland corporation on January 9, 1998 and is registered as an open-end management investment company under the 1940 Act. On ___________ __, 1999, the Company changed its name to "UAM Funds, Inc. II." The Company's principal executive office is located at One International Place, Boston, MA 02110; shareholders should direct all correspondence to the address listed on the cover of this SAI.

The Funds are diversified series of the Company. Each share of a Fund represents an equal proportionate interest in that Fund. No investment in shares of a Fund should be made without first reading the Fund's Prospectus.

Description of Permitted Investments

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Investment Company Shares

Investment company shares that each Fund may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Funds would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit an investment company from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition: (i) the investment company owns more than 3% of the total voting stock of the company; (ii) more than 5% of the investment company's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the investment company are invested in securities (other than treasury stock of the investment company) issued by all investment companies. Each Fund has no intention currently or in the foreseeable future of investing more than 5% of its assets in investment company securities.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors of the Company, the Adviser determines the liquidity of each Fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser may determine that some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements are illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted securities generally can be sold privately in negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or a part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the 1933 Act) would have the effect of increasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, interested in purchasing these securities. Restricted securities may be deemed to be liquid in the same manner as determined under the preceding paragraph ("Illiquid Investments").

Foreign Currency Transactions

A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser may enter into settlement hedges in the normal course of managing the Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities and Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would be unable to participate in the currency's appreciation. If the Adviser hedges a Fund's currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the applicable Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts.  Purchases or sales of securities index
----------------------------------
futures contracts may be used in an attempt to protect each Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Options

The types of options transactions that each Fund is permitted to utilize are discussed below.

Writing Call Options.  A call option is a contract which gives the purchaser of
--------------------
the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at expiration and/or any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from a Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options.  The writer of a put option becomes obligated to purchase
-------------------
the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover it", for example, by depositing and maintaining in a segregated account with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options.  A Fund may purchase put options on securities
-------------------------------
to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options.  Each Fund may write covered put and call options and
------------------------
purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options.  Each Fund may enter into contracts with primary
------------------------
dealers with whom it may write over-the-counter options. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money". Each Fund has established standards of creditworthiness for these primary dealers, although such Fund may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Fund has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

Limitations on Purchase and Sale of Futures Contracts and Options.  Each Fund
-----------------------------------------------------------------
may purchase and sell ("write") both put options and call options on securities, securities indices and foreign currencies, enter into interest rate, foreign currency and index futures contracts, and purchase and sell options on such futures contracts ("Futures options") for various reasons: to hedge portfolio securities against adverse fluctuations, to adjust the level of market exposure of a portfolio, to facilitate trading, to reduce transaction costs, and/or to seek higher investment returns when a futures or option contract is attractively priced relative to a typical portfolio investment in the underlying security or index or securities highly correlated to the underlying index, and not for speculation. The Funds may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. If other types of options, futures contracts, or futures options are traded in the future, the Funds may also use those instruments, provided the Board of Directors determines that their use is consistent with such Fund's investment objective, and their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by such Fund.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures.  The prices of futures contracts are volatile and are influenced by,
-------
among other things, actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.

For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends, or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. If the Adviser decides to hedge a Fund's investment, it will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of such Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close out a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options.  A closing purchase transaction for exchange-traded options may be
-------
made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options if such hedging occurs will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Fund and clients advised by the Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options which a Fund can write on a particular security.

Small and Medium Capitalization Stocks

     Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In certain cases, the Analytic Defensive Equity Fund and Analytic Enhanced Equity Fund may invest in securities of issuers with small or medium market capitalizations. An investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-the-Counter Stocks

     The Analytic Enhanced Equity Fund and the Analytic Defensive Equity Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Fund invests may not be as great as that of other securities and, if a Fund were to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Investments in Technology Companies

     Each Fund may invest in securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. A Fund may invest in the securities of technology companies operating in various industries. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on other, related industries and, thus, may affect the value of a Fund's investments in technology companies. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INVESTMENT LIMITATIONS

Fundamental Policies

Each Fund has adopted certain investment restrictions which, in addition to those restrictions summarized in the Prospectus (and indicated therein to be fundamental), are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

No Fund may:

1. Make loans except that each Fund, in accordance with its investment objective and policies, may (a) purchase debt obligations, (b) enter into repurchase agreements and (c) lend its portfolio securities.

2. Act as an underwriter of securities of other issuers, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a Fund, in accordance with its investment objective and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent a Fund from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Fund's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer except up to 25% of its assets may be invested without regard to these limits.

     For purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry.

     For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone), and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

8. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to (a) 10% of the total assets of the Analytic Defense Equity Fund and (b) 15% of the total assets of the Analytic Enhanced Equity Fund, the Analytic Master Fixed Income Fund and the Analytic Short-Term Government Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of a Fund's total assets will be repaid before making additional investments. The foregoing percentages will apply at the time of each purchase of a security.

Non-fundamental Policies

In addition to the foregoing, and the policies set forth in each Fund's Prospectus, each Fund has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

As a non-fundamental investment policy, no Fund may:

1. Pledge more than 10% of its total assets, except that each Fund may pledge assets to the extent permitted by the 1940 Act in order to (i) secure permitted borrowings or (ii) as may be necessary in connection with the Fund's use of options and futures contracts.

2. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Fund's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the board, based on trading markets for such security, to be liquid.

3. Purchase or sell puts, calls, straddles, spreads, and any combination thereof except that a Fund may, in accordance with its investment objective and policies, write covered call options with respect to all of its portfolio securities, write covered put options and enter into closing purchase transactions with respect to such options, engage in put and call option transactions and engage in interest rate and stock index futures contracts and related options transactions.

4. Purchase securities of open-end or closed-end investment companies, except to the extent permitted by the 1940 Act.

5.   Invest in companies for the purpose of exercising control.

6. With respect to the Analytic Defensive Equity Fund, the Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of such securities or owns securities convertible into or exchangeable for securities, without payment of additional consideration (except upon exercise of covered call options on such securities with a strike price no higher than the price at which the securities were sold short or, if higher, if the difference between the strike price and the price at which the securities were sold short is maintained in U.S. Government securities in a segregated account with the Fund's custodian or a broker), which are at least equal in an amount to and of the same issue as the securities sold short and such securities are not subject to outstanding call options, and unless not more than 10% of the Fund's net assets (taken at current value) are held as collateral for such sales at any one time.

7. Purchase securities on margin, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Fund's use of options and futures contracts.

8. Invest in interests in oil, gas or other mineral leases, exploration or development programs, except that this shall not prevent a Fund from investing in readily marketable securities of issuers that invest or engage in oil, gas or other mineral leases, exploration or development programs or issuers secured by interest in such activities.

9. Invest more than 5% of the value of its net assets (total assets with respect to the Analytic Defensive Equity Fund) in securities of issuers which have a record of less than three years continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Fund has come into existence as a result of a distribution, merger, consolidation, reorganization or the purchase of all or substantially all of the assets of such predecessor.

10. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers or directors of the Fund or its investment adviser owns individually more than one-half of one percent of the securities of such issuer and together own more than 5% of the securities of such issuer.

In addition to the above, the Analytic Defensive Equity Fund, as a non-fundamental policy, may not:

1. Invest more than 10% of the value of its total assets in securities restricted as to disposition under the Federal securities laws.

2. Participate on a joint or a joint and several basis in any trading account in securities.

3. Sell or buy options which are not listed for trading on a national securities exchange if, as a result, more than 5% of the Fund's net assets would be at risk in connection with all such unlisted options.

4. Sell any covered put stock option if, as a result, the Fund would then have more than 50% of its total assets at current value subject to being invested upon the exercise of put options.

5. Make short sales "against the box," except for the purpose of deferring realization of gain or loss for Federal income tax purposes and/or to receive interest on the proceeds of such sales when made in connection with convertible securities. Such sales will not be made of securities subject to outstanding options.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).

MANAGEMENT OF THE COMPANY

     The business of the Company is managed by its governing board, which, in turn, elects officers who are responsible for the day-to-day operations of the Company and who execute policies formulated by the board. The Company pays each board member who is not also an officer or affiliated person (independent board member) a [$150] quarterly retainer fee per active portfolio per quarter and a [$2,000] meeting fee. In addition, each independent board member is reimbursed for travel and other expenses incurred while attending board meetings. The [$2,000] meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds Complex. The Company does not pay the remaining board members, each of whom is affiliated with the Company, for their services as board members. UAM or its affiliates or CGFSC pay the Company's officers.

     The following table lists the board members and officers of the Company and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Company and total compensation received from the UAM Funds Complex.

                                                                                                                Total
                           Position                                                        Aggregate         Compensation
                           with the                                                      Compensation       From UAM Funds
     Name, Address, DOB    Company    Principal Occupations During the Past 5 years    from Registrant**      Complex***
     ------------------    -------    ---------------------------------------------    -----------------      ----------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

* Director/Officer who is an "interested person" of the Company (as defined in the 1940 Act).

** The Company has not completed its first year since its organization. Consequently, the information provided regarding compensation reflects payments for the period from January 1, 1999 through _______ __, 1999, and estimates of compensation for the period from ________ __, 1999 through December 31, 1999.

*** Reflects total payments received from the Fund Complex. As of _________ __, 1999, there were __ funds in the Fund Complex.

CODE OF ETHICS

     The Company has adopted a Code of Ethics that restricts to a certain extent personal transactions by access persons of the Company and imposes certain disclosure and reporting obligations.

PRINCIPAL HOLDERS OF SECURITIES

     As of ________, 1999, the members of the governing board and officers of the Company as a group owned less than 1% of each Fund's outstanding shares.

     As of _____________, 1999, the following persons or organizations held [OF RECORD, BENEFICIALLY] 5% or more of the shares of a portfolio:

                                                Percentage of
      Name and Address of Shareholder           Shares Owned          Fund
      -------------------------------           ------------          ----
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     Any persons or organizations listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control of Adviser

     The Adviser is located at 700 S. Flower Street, Suite 2400, Los Angeles, CA 90017. The Adviser is a wholly-owned subsidiary of UAM and has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970.

     UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name and with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

     Services Performed by Adviser
     Pursuant to each Investment Advisory Agreement (Advisory Agreements) between the Company, on behalf of each Fund, and the Adviser, the Adviser has agreed to:

     .    Manage the investment and reinvestment of the assets of the Funds.

     . Continuously review, supervise and administer the investment program of the Funds.

     . Determine in its discretion the securities a Fund will buy or sell and the portion of its assets such portfolio will hold uninvested.

Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence of the part of the Adviser in the performance of its obligations and duties under the Advisory Agreements, (2) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreements, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreements.

Continuing an Advisory Agreement

     Unless sooner terminated, an Advisory Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually (a) by a majority of those members of the governing board of the Company who are not parties to the Advisory Agreement or interested persons of any such party and (b) by a majority of the governing board of the Company or a majority of the shareholders of the portfolio. An Advisory Agreement may be terminated at any time by the Fund, without the payment of any penalty, by vote of a majority of the Funds' shareholders or of a majority of the governing board on 60 days' written notice to the Adviser. The Adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

Investment Advisory Fee

     For its services, the Adviser receives an advisory fee calculated by applying the annual percentage rates listed below to the average daily net assets of the portfolio for the month. The Adviser's fee is paid in monthly installments.

                                                  Annual Percentage Rate

Analytic Enhanced Equity Fund                              0.60%
Analytic Defensive Equity Fund                             0.60%
Analytic Master Fixed Income Fund                          0.45%
Analytic Short-Term Government Fund                        0.30%

Expense Limitation and Fee Waiver

     [The Adviser has currently agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic Fund as follows: 0.__% of the Analytic Defensive Equity Fund and the Analytic Enhanced Equity Fund; 0.__% of the Analytic Master Fixed Income Fund; and 0.__% OF The Analytic Short-Term Government Fund.] The expenses subject to such limitation exclude: (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) [transfer agency fees]; and (iii) other extraordinary expenses not incurred in the ordinary course of a Fund's business. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Fund. Each waiver of advisory fees or assumption of other expenses by the Adviser is subject to a possible reimbursement by each Fund in future years if such reimbursement can be made within the foregoing annual expense limits.

History

     The Adviser was founded in 1970 as Analytic Investment Management, Inc., one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long term investors. It is one of the oldest investment management firms in this specialized area. In 1985 it became a wholly-owned affiliate of United Asset Management (NYSE:UAM). UAM is an investment management holding company, with 51 affiliated management firms, managing more than

     $206 billion in assets. In January 1996, Analytic Investment Management, Inc. acquired and merged with TSA Capital Management which emphasizes U.S. and global tactical asset allocation, currency management, quantitative equity and fixed income management, as well as option and yield curve strategies. The Adviser serves, among others, pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks, and insurance companies, for which it manages approximately $1 billion.

Philosophy

     Analytic Investors utilizes state of the art quantitative investment management techniques to deliver superior investment performance. We believe that the use of such techniques allows us to fulfill our clients' objectives through rational, systematic identification of market opportunities, while minimizing the impact of human emotions which often dominate investment decision making. The firm has based its investment decisions on quantitative techniques for more than 25 years.

Investment Process and Style

     Enhanced Equity Fund
     --------------------

     Analytic Investors' Enhanced Equity Fund seeks to exceed the return on the S&P 500 Index over full market cycles with no greater volatility.

     Analytic Investors ranks all stocks in the S&P 500 index according to each stock's one month expected return outlook, based on the forecasts of a sophisticated proprietary mathematical model. Over 70 separate factors drive the modeling process. Variables chosen for the modeling process are drawn from categories such as risk, momentum, valuation, growth and liquidity. An adaptive weighting scheme allows those variables that have been most effective over recent horizons to have the greatest weight in predicting expected returns. Based on the rankings, a non-linear optimization process is used to determine a portfolio that maximizes expected return while keeping expected volatility less than that of the S&P
     500. Additional constraints are used in the optimization process to ensure that the resulting portfolio has minimal exposure to size, style, and industry sector biases.

     Research shows that the differential performance between stocks is related to a complex set of characteristics and not just to a single factor. A focus on multiple attributes better captures the complex nature of an equity investment and provides more reliable value added. Factors are broadly grouped into five categories: valuation, growth prospects, risk, momentum and liquidity. Intelligent diversification allows the portfolio as a whole to capture desirable characteristics, even though few stocks individually meet the criteria.

     Proprietary mathematical models are used to incorporate the complex interactions between securities for more precise risk control than can be achieved intuitively. Limiting maximum holdings in any one stock creates a well diversified portfolio of approximately 70-100 stocks and reduces the probability of underperformance in any one period. Portfolio constraints on industry exposures allow for the efficient use of the most attractive securities within industry sectors without having the portfolio concentrated in a particular industry, thereby increasing its risk relative to the broad market. Portfolio positions are reviewed and revised as market conditions change. Turnover averages approximately 180% per year.

     Defensive Equity Fund
     ---------------------

     Analytic Investors' Defensive Equity Fund seeks to deliver superior risk-adjusted equity performance over full market cycles. In the short run, the hedging strategy utilized by the fund is expected to: (1) improve upon the return of the equity market when the equity market is gradually rising or flat, (2) capture a large fraction of the return when the equity market is steeply rising, and (3) provide substantial protection in declining markets.

     The Defensive Equity Fund is a portfolio of 70-100 S&P 500 securities with similar industry weightings as the Index. It is virtually fully invested in the equity market at all times, maintaining a minimal amount of cash for management (less than 5%). Positions are hedged utilizing both put and call options on both individual and index exchange-traded stock options. No leverage is used, all options sold are fully collateralized with the appropriate shares of stock or cash.

     Active management centers on two functions: (1) optimal portfolio construction and (2) active hedging applied to various security positions.

     Portfolios are constructed using a proprietary valuation model which evaluates securities on over 70 separate characteristics. Weights placed on individual characteristics are increased or decreased over time depending on changing market importance. Not all desirable characteristics are equally important all of the time. As a result, an adaptive weighting scheme is used to capture the evolution of market rewards over time.

     Hedging decisions are based on estimates of the fair value and expected contribution made by the position to the portfolio's expected return. Estimates of the return volatility of underlying securities are the most important element in determining the expected return. Each portfolio decision is clear-cut. If hedging a position does not contribute to the portfolio's stability and growth, it is not hedged.

     Mathematical models used incorporate the complex interactions between securities for more precise risk control than can be achieved intuitively. In addition, limiting maximum holdings in any one stock and constraining industry exposures reduces the probability of underperformance in any one period.

     Active hedging through the use of multiple types of option contracts enables Analytic Investors to add value in virtually all market environments. Individual options can be bought or sold, sector/broad-based options may be used if neither alternative appears to be attractive. With more than twenty-five years of experience in pricing options, Analytic Investors is an industry leader in determining the cheapest, most attractive means of hedging a portfolio.

     Master Fixed Income Fund
     ------------------------

     Analytic Investors' Master Fixed Income Fund seeks to provide superior fixed income returns through quantitative analysis. Returns to the Master Fixed Income Fund are expected to exceed the return of the Lehman Brothers Government/Corporate Bond Index over full interest rate cycles, with no greater volatility than the Index.

     This Fund utilizes high quality fixed income instruments which are augmented through the use of listed options for risk control and return enhancement. Because of its unique source of value added, the Master Fixed Income Fund maintains a low correlation to conventional bond managers and has less sensitivity to rising rates.

     Portfolio volatility is targeted to be similar to that of the Lehman Aggregate. A diversified portfolio with this targeted risk characteristic is constructed using high quality corporates, mortgages and government securities, as well as listed options. Fixed income instruments typically account for approximately 97% of the portfolio value with the remaining 3% invested in selected option positions.

     A fundamental insight of modern financial theory is that the value of a bond can be decomposed into (1) a risk free component, and (2) an option component. Absent changes in interest rates, the return volatility of fixed income portfolios stems primarily from changes in the value of the option component. We use this analytic framework to construct a portfolio of fixed income securities with superior risk and return characteristics. Explicit recognition of the importance of the option component in fixed income valuation enables the portfolio construction to reflect well defined risk parameters.

     Securities are selected based on the application of a proprietary option valuation process. This process values the embedded option component of a fixed income security as well as combinations of options and fixed income securities. Estimates of the return volatility of underlying securities or sectors are the most important element in this valuation process. Analytic Investors has produced such volatility forecasts for over 25 years.

     Short-Term Government Fund
     --------------------------

     The Analytic Short Term Government Fund seeks to provide investors with a high level of current income and a low level of risk by investing in a portfolio of high quality short term fixed income securities.

     Under normal market conditions, the fund will invest at least 80% of its total assets in U.S. government securities. The remainder of the Fund's assets will generally be invested in other high grade corporate fixed income securities, debt securities of foreign governments, and debt securities from supranational organizations. All debt securities included in the portfolio will be considered, by recognized rating agencies, to be high quality, investment grade securities at the time of purchase. Other securities generally included in the Fund are options and futures on foreign currencies, interest rate related options and futures, and cash and cash equivalents

     The Fund has targeted a risk level approximately equal to U.S. government bonds that mature in 1 to 3 years. The 1 to 3 year section of the yield curve has historically delivered superior risk-adjusted returns than other sections of the U.S. government yield curve. The adviser selects a diversified portfolio of high quality, short term fixed income investments so as to provide superior return to risk ratio, taking into consideration factors such as duration, liquidity, diversification and the prevailing market environment. The Fund utilizes U.S. interest rate related options and futures as a cost efficient way to hedge the Fund's exposure to adverse changes in the U.S. government yield curve. In addition, the Fund will use currency options and futures to gain cost effective exposure to short term foreign government fixed income debt. The optimal level of exposure to yield curve changes and foreign debt is based upon a quantitative assessment of the economic environment, monetary conditions, inflation, and other relevant factors.

DISTRIBUTOR
--------------------------------------------------------------------------------

     UAMFDI serves as the Company's distributor. The Company offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Company, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Company, UAMFSI manages, administers and conducts the general business activities of the Company. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Company. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Company will be borne by the Company or other parties, including

     .    Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the Adviser.

     .    SEC fees and states Blue-Sky fees.

     .    EDGAR filing fees.

     .    Processing services and related fees.

     .    Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .    Insurance premiums including fidelity bond premiums.

     .    Outside legal expenses.

     .    Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Company.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .    Cost and expenses of Company stationery and forms.

     .    Costs of special telephone and data lines and devices.

     .    Trade association dues and expenses.

     .    Any extraordinary expenses and other customary Company expenses.

     Unless sooner terminated, the Fund Administration Agreement shall continue in effect from year to year provided the board specifically approves such continuance at least annually. The board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Company.

     UAMFSI will from time to time employ or associate with such person or persons as may be fit to assist them in the performance of the Fund Administration Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Company. UAMFSI will pay such person or persons for such employment. The Company will not incur any obligations with respect to such persons.

Sub-Administrator

     [UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.]

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Company under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

     In exchange for administrative services, each Fund pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

                                                            Annual Rate
          ======================================================================
           Analytic Enhanced Equity Fund                       0.___%
          ----------------------------------------------------------------------
           Analytic Defensive Equity Fund                      0.___%
          ----------------------------------------------------------------------
           Analytic Master Fixed Income Fund                   0.___%
          ----------------------------------------------------------------------
           Analytic Short-Term Government Fund                 0.___%
          ----------------------------------------------------------------------

     B. An annual base fee that UAMFSI pays to CGFSC for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.039% of their pro rata share of the combined assets of the Company.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each Fund also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

Shareholder Servicing Arrangements

     UAM and any of its affiliates may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Company, a portfolio or any class of shares of a Fund. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such service arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may also compensate its affiliated companies for referring investors to the portfolios.

CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Company's assets pursuant to the terms of a custodian agreement with the Company.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, [ADDRESS], serves as independent accountant for the Company.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------

     The Advisory Agreements authorize the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for a Fund. The Advisory Agreement also directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for a Fund. The Adviser may select brokers based on research, statistical and pricing services they provide to the Adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the Adviser is required to perform under the Advisory Agreement. In so doing, a Fund may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. The Adviser may place Fund orders with qualified broker-dealers who refer clients to the Adviser.

     It is not the practice of the Company to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Company may place trades with qualified broker-dealers who recommend the Company or who act as agents in the purchase of Company shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The Adviser makes investment decisions for a Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The Adviser strives to allocate such transactions among its clients, including the Funds, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Company's governing board periodically reviews the various allocation methods used by the Adviser, and the results of such allocations.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock and Other Securities

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------

     The Company's Articles of Incorporation, as amended, provide that: (i) all consideration received by the Company for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto; (ii) each share of stock shall entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of net asset value (number of shares owned times net asset value per share) of shares of stock outstanding in such holder's name on the books of the Company, and all shares of stock shall be voted in the aggregate; provided, however, that to the extent series voting is required by the 1940 Act or Maryland law, or otherwise directed by the board, as to any such matter, shares of stock shall be voted by series; (iii) in the event of the liquidation or dissolution of any series of stock of the Company, stockholders of such series shall be entitled to receive out of the assets of such series available for distribution to stockholders the assets belonging to such series; and the assets so distributable to the stockholders of such series shall be distributed among such stockholders in proportion to the number of shares of such series held by them and recorded on the books of the Company; and (iv) no holder of shares of stock of the Company shall, as such holders, have any preemptive rights to purchase or subscribe for any additional shares of stock of the Company or any other security of the Company.

     The Company will not hold annual meetings except when required to by the 1940 Act or other applicable law.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Company tries to distribute substantially all of the net investment income of a Fund and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, the Company cannot predict the timing or amount of any such dividends or distributions.

     Distributions by a Fund reduce its net asset value ("NAV"). A distribution that reduces the NAV of a Fund below its cost basis may be taxable, although from an investment standpoint, it is a return of capital. If you buy shares of a Fund on or before the "record date" - the date that establishes which shareholders will receive an upcoming distribution - for a distribution, you will receive some of the money you invested as a taxable distribution.

     Unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of a Fund at net asset value (as of the business day following the record date). This will remain in effect until the Company is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     Each Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. Each Fund will distribute its net capital gains to its investors, but will not offset (for federal income tax purposes) such gains against any net capital losses of another Fund.

Purchase, Redemption,  and Pricing of Shares

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Service Agents may enter confirmed purchase orders on behalf of their customers. If shares of a Fund are purchased in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange ("NYSE") and transmit it to UAMSSC before the close of its business day to receive that day's share price. UAMSSC must receive proper payment for the order by the time the Fund is priced on the following business day. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation, and money.

     Purchases of shares of a Fund will be made in full and fractional shares of the Fund calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

     The Company reserves the right in its sole discretion to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

In-Kind Purchases

     If accepted by the Company, shareholders may purchase shares of a Fund in exchange for securities that are eligible for acquisition by the Fund. Securities to be exchanged that are accepted by the Company will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Company by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

     The Company will not accept securities in exchange for shares of a Fund unless:

     . At the time of exchange, such securities are eligible to be included in the Fund (current market quotations must be readily available for such securities).

     . The investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise.

     . The value of any such securities (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Fund will not exceed 5% of the net assets of the Fund immediately after the transaction.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the Fund.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered.

     .    Any required signature guarantees (see "SIGNATURE GUARANTEES").

     . Any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

     The following tasks cannot be accomplished by telephone:

     . Changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed).

     .    Redemption of certificated shares by telephone.

     The Company and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or the Sub-Transfer Agent does not employ the procedures described above. Neither the Company nor the Sub-Transfer Agent will be responsible for any loss, liability, cost, or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Company to make payment wholly or partly in cash, the Company may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Company has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Company at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Company. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     To protect your account, the Company and its Sub-Transfer Agent from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account.

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A complete definition of eligible guarantor institutions is available from the Company's [Sub-Transfer Agent]. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program.

     The signature guarantee must appear either (1) on the written request for redemption, (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed, or (3) on all stock certificates tendered for redemption and, if shares held by the Company are also being redeemed, on the letter or stock power.

Other Redemption Information

     Normally, the Company will pay for all shares redeemed under proper procedures within one business day of and no more than seven days after the receipt of the request, or earlier if required under applicable law. The Company may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

     The Company may suspend redemption privileges or postpone the date of payment:

     . During any period that both the NYSE and Custodian Bank are closed, or trading on the NYSE is restricted as determined by the Commission.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or to fairly determine the value of its assets.

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     The exchange privilege is only available with respect to Funds that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class Shares of UAM Funds do not charge a sales commission or charge of any kind.

     Neither the Company nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Company may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Company and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------

     Shareholders may transfer shares of each Fund to another person by making a written request to the Company. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES
--------------------------------------------------------------------------------

     The Company does not price its shares on those days when the New York Stock Exchange is closed, which are currently: New Year's Day; Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Directors determines that amortized cost reflects fair value.

Foreign Securities

     Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the board believes accurately reflects fair value.

Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.


 Performance Calculations

     The Funds measure performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the SEC. An explanation of the method used to compute or express performance follows.

TOTAL RETURN
--------------------------------------------------------------------------------

     Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The average annual total return of a portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis.

     These figures are calculated according to the following formula:

     P (I + T)/n/ = ERV

     Where:

     P    =    a hypothetical initial payment of $ 1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The average annual total rates of return of the Funds as of December 31, 1998, are as follows:

                                   One Year    Five Years     Since     Inception
                                    Ended        Ended      Inception     Date
===================================================================================
 Analytic Enhanced Equity Fund
-----------------------------------------------------------------------------------
 Analytic Defensive Equity Fund
-----------------------------------------------------------------------------------
 Analytic Master Fixed Income
-----------------------------------------------------------------------------------
 Analytic Short-Term Government
-----------------------------------------------------------------------------------


YIELD
--------------------------------------------------------------------------------

     Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     Yield is obtained using the following formula: Yield = 2[((a-b)/(cd)+
     1)/6/-1]

     Where:

     a  =  dividends and interest earned during the period

     b  =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d  =  the maximum offering price per share on the last day of the period.

The Funds' yields and adjusted yields for the month ended February 28, 1999 were:

                                   Master Fixed Income Fund      Short-Term Gov't Fund
                                   ------------------------      ---------------------
          Yield                              ___%                         ___%

          Yield Without Waiver               ___%                         ___%


COMPARISONS
--------------------------------------------------------------------------------

     The Funds' performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Funds may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in each Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by each Fund to calculate its performance. In addition, there can be no assurance that each Fund will continue this performance as compared to such other averages.

Taxes

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     Each Fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year a Fund does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the Fund's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, a Fund's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund, and would be eligible for the dividends received deduction in the case of corporate shareholders. The Funds intend to qualify as a "regulated investment company" each year.

     Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce each Fund's dividends but are included in the taxable income reported on your tax statement if each Fund qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

Expenses

                          Investment           Investment        Investment
                          Advisory              Advisory          Advisory        Administrator   Sub-Administrator    Brokerage
                          Fees Paid          Fees Waived by       Fees Paid            Fee                Fee         Commissions
                      to Pilgrim Baxter*     Pilgrim Baxter      to Analytic**
===================================================================================================================================
    Analytic
    Enhanced
  Equity Fund
      1998
      1997
      1996
-----------------------------------------------------------------------------------------------------------------------------------
    Analytic
   Defensive
  Equity Fund
      1998
      1997
      1996
-----------------------------------------------------------------------------------------------------------------------------------
 Analytic Master
  Fixed Income
      Fund
      1998
      1997
      1996
-----------------------------------------------------------------------------------------------------------------------------------
 Analytic Short-
      Term
   Government
      Fund
      1998
      1997
      1996
-----------------------------------------------------------------------------------------------------------------------------------

* Prior to March 31, 1999, Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") was the Fund's investment adviser.
** Prior to March 31, 1999, Analytic Investors, Inc., was the Funds' sub-adviser. Each such fee was paid to Analytic from Pilgrim Baxter's net advisory fee from such fund.

Financial Statements

     The financial statements for each Fund for the fiscal period ended December 31, 1998, the financial highlights for the respective periods presented, and the report thereon by PricewaterhouseCoopers LLP, the Company's independent accountant, which appear in Funds' 1998 Annual Report, are incorporated by reference into this SAI No other parts are incorporated by reference herein.

     Copies of the 1998 Annual Report may be obtained free of charge by telephoning the Company at the telephone number appearing on the front page of this SAI.

APPENDICES A AND B TO BE PROVIDED.

                                    PART C
                           PBHG ADVISOR FUNDS, INC.
                               OTHER INFORMATION

ITEM 23. EXHIBITS
Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits.

Exhibit No.      Description                                        Location
-----------      -----------                                        ---------
A.1.             Articles of Amendment and                          Incorporated herein by reference to
                 Restatement of the Registrant                      Registrant's Pre-Effective Amendment
                 dated April 9, 1998                                No. 2 and Amendment No. 2 to Registration
                                                                    Statement on Form N-1A (File Nos. 333-44193
                                                                    and 811-08605) as filed electronically
                                                                    with the Commission on April 17, 1998.


A.2.             Articles Supplementary of Registrant               Incorporated herein by reference to
                 dated April 9, 1998                                Registrant's Pre-Effective Amendment
                                                                    No. 2 and Amendment No. 2 to Registration
                                                                    Statement on Form N-1A (File Nos. 333-44193
                                                                    and 811-08605) as filed electronically
                                                                    with the Commission on April 17, 1998.

A.3.             Articles Supplementary of Registrant               To be filed under amendment
                 dated July 28, 1998





B.               Amended and Restated Bylaws of the                 Incorporated herein by reference to
                 Registrant adopted effective April 9, 1998         Registrant's Post-Effective Amendment No.
                                                                    3 and Amendment No. 5 to Registration
                                                                    Statement on Form N-1A (File Nos. 333-44193
                                                                    and 811-08605) as filed electronically
                                                                    with the Commission on August 18, 1998.

C.               Instruments Defining Rights of Security            To be filed under amendment
                 Holders

D.               Investment Advisory Contracts                      To be filed under amendment

E.               Distribution Agreements/Underwriting Contracts     To be filed under amendment

F.               Bonus and Profit Sharing Contracts                 None

G.               Custodian Agreement                                To be filed under amendment

H.               Other Material Contracts                           To be filed under amendment

I.               Legal Opinion and Consent of Counsel               To be filed under amendment

J.               Other Opinions and Consent of Independent          To be filed under amendment
                 Accountants

K.               Omitted Financial Statements                       None

L.               Initial Capital Agreements                         None

M.               Rule 12b-1 Plan                                    None

N.               Financial Data Schedule                            To be filed under amendment

O.               Rule 18f-3 Plan                                    None

P.               Power of Attorney                                  Incorporated by reference to
                                                                    Registrant's Post-Effective

                                                           Amendment No. 2 filed
                                                           June 25, 1998


--------------------
(1) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 and Amendment No. 2 to Registration Statement on Form N-1A (File Nos. 333-44193 and 811-08605) as filed electronically with the Commission on April 17, 1998.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND. Not applicable.

ITEM 25. INDEMNIFICATION
The Amended and Restated Articles of Incorporation of the Registrant include the following:

                                  ARTICLE VII

Section 7.1 DIRECTORS. To the maximum extent permitted by Maryland law in effect from time to time, but subject to the limits on indemnification contained in the 1940 Act, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director of the Corporation or (b) any individual who, while a director of the Corporation and at the request of the Corporation, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise as a director, officer, partner, trustee, employee, agent or fiduciary of such corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director of the Corporation. The Corporation may, with the approval of the Board of Directors, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above.

Section 7.2 OFFICERS. The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, but subject to the limits on indemnification contained in the 1940 Act, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former officer of the Corporation or (b) any individual who, while an officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or
(b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

The Amended and Restated By-Laws of the Registrant include the following:

                                  ARTICLE IX
                    INDEMNIFICATION AND ADVANCE OF EXPENSES

Section 1. Indemnification of Directors and Officers. The Corporation shall
           ------------------------------------------
indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Amended and Restated Articles of Incorporation, Amended and Restated By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd., Pilgrim Baxter Value Investors, Inc. and Analytic Investors, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Pilgrim                                   Connection with Other
Baxter & Associates, Ltd.          Name of Other Company         Company
------------------------           ---------------------         -------

Harold J. Baxter                   Pilgrim Baxter Value          Director, Chairman and Chief
Director, Chairman and Chief       Investors, Inc.               Executive Officer
Executive Officer
                                   PBHG Fund Services            Trustee

                                   PBHG Fund Distributors        Trustee
                                   825 Duportail Road
                                   Wayne, PA  19087

                                   United Asset Management       Director
                                   Corporation

Gary L. Pilgrim                    PBHG Fund Services            Trustee
Director, President and Chief      825 Duportail Road
Investment Officer                 Wayne, PA  19087

                                   Pilgrim Baxter Value          Director, President

                                   Investors, Inc.

Brian F. Bereznak                  PBHG Fund Services            President and Trustee
Vice President and
Chief Operating Officer
(5/95-10/97)

Eric C. Schneider                  Pilgrim Baxter Value          Director, Chief Financial Officer and
Chief Financial Officer            Investors, Inc.               Treasurer
and Treasurer

                                   PBHG Fund Services            Chief Financial Officer

                                   PBHG Fund Distributors        Trustee, President
                                   825 Duportail Road
                                   Wayne, PA  19087

John M. Zerr                       Pilgrim Baxter Value          General Counsel and
General Counsel and Secretary      Investors, Inc.               Secretary

                                   PBHG Fund Services            General Counsel and
                                                                 Secretary

                                   PBHG Fund Distributors        General Counsel and
                                   825 Duportail Road            Secretary
                                   Wayne, PA  19087

Name and Position with Pilgrim                                   Connection with Other
Baxter Value Investors, Inc.       Name of Other Company         Company
---------------------------        ---------------------         -------
Harold J. Baxter                   Pilgrim Baxter &              Director, Chairman and
Director, Chairman and Chief       Associates,                   Chief
Executive Officer                  Ltd.                          Executive Officer

                                   PBHG Fund Services            Trustee

                                   PBHG Fund Distributors        Trustee
                                   825 Duportail Road
                                   Wayne, PA  19087

                                   United Asset Management       Director
                                   Corporation

Brian F. Bereznak                  Pilgrim Baxter &              Chief Operating Officer
Director                           Associates, Ltd.              (5/95-12/97)

                                   PBHG Fund Services            President and Trustee

Gary L. Pilgrim                    Pilgrim Baxter &              Director, Chief Investment
Director, President                Associates, Ltd.              Officer, President
                                                                 (4/95-10/97), Secretary
                                                                 (5/95-10/97)

                                   PBHG Fund Services            Trustee
                                   825 Duportail Road
                                   Wayne, PA  19087

David W. Jennings                  Pilgrim Baxter &              Director of Client Service
Director, President and Chief      Associates, Ltd.
Operating Officer (10/96-1/98)
                                   825 Duportail Road
                                   Wayne, PA  19087

Eric C. Schneider                  Pilgrim Baxter &              Chief Financial Officer and
Director, Chief Financial Officer  Associates, Ltd.              Treasurer
and Treasurer

                                   PBHG Fund Services            Chief Financial Officer

                                   PBHG Fund Distributors        Trustee
                                   825 Duportail Road
                                   Wayne, PA  19087

John M. Zerr                       Pilgrim Baxter &              General Counsel and
General Counsel and Secretary      Associates, Ltd.              Secretary

                                   PBHG Fund Services        General Counsel and
                                                             Secretary

                                   PBHG Fund Distributors    General Counsel and
                                   825 Duportail Road        Secretary
                                   Wayne, PA  19087

The list required by this Item 26 of officers and directors of Analytic Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Analytic Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File No. 801-7082).

ITEM 27. PRINCIPAL UNDERWRITERS


     (a)  None.

     (b) The principal business address of each person named in the table below is PBHG Fund Distributors, 825 Duportail Road, Wayne, Pennsylvania 19087.

                                Positions and Offices        Positions and Offices
          Name                  with Underwriter             with Registrant
          ----                  ----------------             ---------------
          Harold J. Baxter      Trustee                      Director and Chairman

          Eric C. Schneider     Trustee                      None

          Lee T. Cummings       Vice President               Treasurer, Chief Financial
                                                             Officer and Controller

          John M. Zerr          General Counsel and          Vice President and Secretary
                                Secretary

          Michael T. Brophy     Chief Financial Officer      None
                                and Chief Financial
                                Compliance Officer

          Amy S. Yuter          Chief Compliance Officer     None

     (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1), (2)(a) and (b), (3), (6),
          (8), (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

          First Union National Bank (successor to CoreStates Bank, N.A.) 530 Walnut Street
          Philadelphia, PA 19106

     (b)  With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
          (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-
          Administrator:

          SEI Investments Mutual Funds Services (formerly SEI Fund Resources) One Freedom Valley Road
          Oaks, PA 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

          Pilgrim Baxter & Associates, Ltd.
          825 Duportail Road
          Wayne, PA 19087

          Pilgrim Baxter Value Investors, Inc.
          825 Duportail Road
          Wayne, PA 19087

          Analytic Investors, Inc.
          700 South Flower Street, Suite 2400
          Los Angeles, CA 90017

ITEM 29. MANAGEMENT SERVICES
None.

ITEM 30. UNDERTAKINGS.
None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on this 29th day of January, 1999.

                              PBHG ADVISOR FUNDS, INC.


                              /s/ Harold J. Baxter
                              __________________________
                              By: Harold J. Baxter
                                  Chairman and Director


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of January, 1999.

/s/ Harold J. Baxter
__________________________________
Harold J. Baxter, Chairman and
Director

*
__________________________________
John R. Bartholdson, Director


*
__________________________________
Jettie M. Edwards, Director


*
__________________________________
Albert A. Miller, Director



/s/ Gary L. Pilgrim
__________________________________
Gary L. Pilgrim, President

/s/ Brian F. Bereznak
______________________________________
Brian F. Bereznak, Vice President


/s/ Lee T. Cummings
______________________________________
Lee T. Cummings, Treasurer,
Chief Financial Officer and Controller


      /s/ John M. Zerr
*By: _________________________________
     John M. Zerr
     (Attorney-in-Fact)

                           PBHG ADVISOR FUNDS, INC.

                                 EXHIBIT INDEX


Exhibit No.       Description
-----------       -----------

No Exhibits filed herewith.